Offerings - Offering: 1	Apr. 28, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common share reserved for issuance under the AGI Inc 2026 Omnibus Incentive Plan
Amount Registered | shares	9,775,805
Proposed Maximum Offering Price per Unit	7.39
Maximum Aggregate Offering Price	$ 72,243,198.95
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,976.79
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement (the “Registration Statement”) shall also cover any additional shares of Class A common share that become issuable under the AGI Inc 2026 Omnibus Incentive Plan as a result of any stock dividend, stock split, recapitalization, or other similar transaction.

(2) Estimated solely for the purpose of determining the registration fee pursuant to Rules 457(c) and (h) under the Securities Act, based on the average of the high and low prices of Class A common shares as reported on the New York Stock Exchange on April 23, 2026.

(3) Rounded up to the nearest cent.